Fixed Assets (Details) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Jul. 31, 2019
Buildings and improvements	$ 216,195		$ 90,657
Purchase of fixed assets	118,586	$ 0	145,138
Production equipment	314,176		46,379
Furniture and office equipment			8,102
Furniture and office equipment	6,884		8,102
Production equipment			46,379
Land	4,212,362		0
Purchase of fixed assets	4,749,617		$ 145,138
Useful Life [Member]
Purchase of fixed assets	(55,923)
Furniture and office equipment	(1,218)
Production equipment	45,733
Buildings and improvements	(8,972)
Land	$ 0
Buildings and improvements	15 years		15 years
Production equipment	5 years		5 years
Furniture and office equipment, useful life	5 years		5 years
Additions [Member]
Purchase of fixed assets	$ 4,660,402		$ 145,138
Furniture and office equipment			8,102
Furniture and office equipment	0
Production equipment	313,530		46,379
Buildings and improvements	134,510		$ 90,657
Land	$ 4,212,362